UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Hendi Susanto
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BA, Rollins College	BS, University of Minnesota
	MBA, University of	MS, Massachusetts
	Notre Dame	Institute of Technology
MBA, Wharton School,
University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of The Gabelli Global Utility & Income Trust (the Fund) was 11.2%, compared with a total return of 2.4% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 16.9%. The Fund’s NAV per share was $21.03, while the price of the publicly traded shares closed at $20.90 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)
						Since
	Year to					Inception
	Date	1 Year	5 year	10 year	15 year	(5 /28/04)
The Gabelli Global Utility & Income Trust (GLU)
NAV Total Return (b)	11.16%	40.13%	6.13%	6.59%	6.52%	7.23%
Investment Total Return (c)	16.91	40.97	9.99	7.49	8.18	7.47
S&P 500 Utilities Index	2.38	15.77	7.41	10.56	8.61	10.03
Lipper Utility Fund Average	3.85	18.04	6.84	8.80	7.83	9.40
S&P Global 1200 Utilities Index	0.52	15.28	7.93	7.17	6.02	8.22

(a)	Performance returns for periods of less than one year are not annualized. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P Global 1200 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund's use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	21.8%	Wireless Communications	1.7%
U.S. Government Obligations	14.2%	Business Services	1.6%
Telecommunications	9.4%	Building and Construction	1.4%
Cable and Satellite	6.0%	Automotive	1.1%
Food and Beverage	5.1%	Hotels and Gaming	1.0%
Financial Services	4.3%	Computer Software and Services	0.9%
Alternative Energy	3.5%	Consumer Services	0.6%
Diversified Industrial	2.8%	Oil	0.6%
Natural Gas Integrated	2.5%	Health Care	0.4%
Services	2.5%	Aerospace	0.4%
Consumer Products	2.5%	Natural Resources	0.3%
Electric Transmission and Distribution	2.5%	Environmental Services	0.3%
Natural Gas Utilities	2.4%	Transportation	0.2%
Entertainment	2.4%	Independent Power Producers and Energy
Machinery	2.0%	Traders	0.2%
Water	1.8%	Closed-End Funds	0.1%
Electronics	1.8%		100.0%
Specialty Chemicals	1.7%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 85.7%
	ENERGY AND UTILITIES — 40.1%
	Alternative Energy — 3.5%
	Non U.S. Companies
1,950	Brookfield Renewable Corp., Cl. A	$55,559	$81,783
68,000	Siemens Gamesa Renewable Energy SA†.	1,143,018	2,270,569
8,500	Vestas Wind Systems A/S	169,142	331,800
	U.S. Companies
36,814	NextEra Energy Partners LP	1,386,774	2,811,117
7,500	Ormat Technologies Inc.	353,159	521,475
450	SolarEdge Technologies Inc.†	47,095	124,366
		3,154,747	6,141,110
	Diversified Industrial — 1.8%
	Non U.S. Companies
16,000	Bouygues SA	562,608	591,737
18,000	Jardine Matheson Holdings Ltd.	990,847	1,150,560
	U.S. Companies
29,000	Flowserve Corp.	971,129	1,169,280
22,000	General Electric Co.	205,972	296,120
4,500	Mueller Water Products Inc., Cl. A	44,106	64,890
		2,774,662	3,272,587
	Electric Transmission and Distribution — 2.5%
	Non U.S. Companies
8,500	Algonquin Power & Utilities Corp.	66,376	126,650
1,700	Boralex Inc., Cl. A	34,193	51,771
28,000	Enel Chile SA, ADR	78,326	82,600
1,000	Equatorial Energia SA	6,061	5,002
12,000	Fortis Inc.	380,825	531,171
1,250	Fortis Inc.	52,024	55,288
8,600	Landis+Gyr Group AG	561,703	600,443
1,100	Orsted AS	111,506	154,355
20,000	Red Electrica Corp. SA	227,553	371,258
	U.S. Companies
2,400	Consolidated Edison Inc.	109,137	172,128
350	Sempra Energy	52,206	46,368
30,000	Twin Disc Inc.†	288,921	426,900
6,000	Unitil Corp.	242,734	317,820
16,300	WEC Energy Group Inc.	663,688	1,449,885
		2,875,253	4,391,639
	Energy and Utilities: Integrated — 21.8%
	Non U.S. Companies
140,000	A2A SpA	257,158	286,193
			Market
Shares		Cost	Value
10,000	Chubu Electric Power Co. Inc.	$149,071	$122,238
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	25,450
2,000	E.ON SE	20,087	23,131
14,000	E.ON SE, ADR	162,822	162,750
20,615	EDP - Energias de Portugal SA	83,630	109,266
9,000	EDP - Energias de Portugal SA, ADR	241,083	480,240
15,000	Electric Power Development Co. Ltd.	327,135	214,006
35,000	Emera Inc.	1,395,278	1,587,931
8,500	Endesa SA	198,665	206,214
28,000	Enel Americas SA, ADR	88,325	202,160
157,000	Enel SpA	938,513	1,458,027
4,000	Eni SpA	66,742	48,710
6,000	Eni SpA, ADR	167,606	146,340
230,000	Hera SpA	479,975	950,165
12,000	Hokkaido Electric Power Co. Inc.	106,603	54,332
20,000	Hokuriku Electric Power Co.	210,929	109,096
14,000	Huaneng Power International Inc., ADR	389,439	222,040
216,600	Iberdrola SA	1,682,161	2,640,248
1,800	Innergex Renewable Energy Inc.	25,131	31,292
36,000	Korea Electric Power Corp., ADR	414,505	388,800
25,000	Kyushu Electric Power Co. Inc.	322,271	192,403
12,000	Shikoku Electric Power Co. Inc.	132,963	81,660
15,000	The Chugoku Electric Power Co. Inc.	218,583	136,910
14,000	The Kansai Electric Power Co. Inc.	162,292	133,516
7,000	Tohoku Electric Power Co. Inc.	102,133	54,818
100	Uniper SE	1,124	3,683
2,000	Verbund AG	33,429	184,147

	U.S. Companies
2,000	ALLETE Inc.	71,269	139,960
1,400	Alliant Energy Corp.	76,524	78,064
18,500	Ameren Corp.	721,946	1,480,740
25,000	American Electric Power Co. Inc.	2,082,289	2,114,750
17,600	Avangrid Inc.	835,370	905,168
18,000	Avista Corp.	683,180	768,060
600	Black Hills Corp.	15,133	39,378
500	CMS Energy Corp.	31,314	29,540

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
10,500	Dominion Energy Inc.	$440,477	$772,485
1,000	DTE Energy Co.	122,992	129,600
10,700	Duke Energy Corp.	498,621	1,056,304
500	Entergy Corp.	58,141	49,850
2,000	Eos Energy Enterprises Inc.†	21,190	35,920
17,500	Evergy Inc.	956,639	1,057,525
20,700	Eversource Energy	1,074,732	1,660,968
100	FirstEnergy Corp.	2,662	3,721
380,000	Gulf Coast Ultra Deep Royalty Trust	9,538	9,500
16,000	Hawaiian Electric Industries Inc.	419,560	676,480
300	IDACORP Inc.	24,834	29,250
10,000	MGE Energy Inc.	221,453	744,400
21,200	NextEra Energy Inc.	393,398	1,553,536
36,000	NiSource Inc.	282,621	882,000
11,000	NorthWestern Corp.	336,011	662,420
35,000	OGE Energy Corp.	432,547	1,177,750
14,000	Otter Tail Corp.	391,637	683,340
13,500	PG&E Corp.†	123,043	137,295
14,000	Pinnacle West Capital Corp.	674,487	1,147,580
35,000	PNM Resources Inc.	1,712,758	1,706,950
40,500	Portland General Electric Co.	1,673,456	1,866,240
9,900	PPL Corp.	291,587	276,903
15,000	Public Service Enterprise Group Inc.	499,650	896,100
121,500	The AES Corp.	1,604,649	3,167,505
19,000	The Southern Co.	597,707	1,149,690
18,500	Xcel Energy Inc.	341,939	1,218,780
		26,160,617	38,563,518

	Environmental Services — 0.3%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	37,424	18,500
900	Pentair plc.	31,673	60,741
2,500	Suez SA†	32,816	59,436
13,000	Veolia Environnement SA	213,867	392,613

	U.S. Companies
300	Tetra Tech Inc.	26,336	36,612
		342,116	567,902
			Market
Shares		Cost	Value
	Independent Power Producers and Energy Traders — 0.1%
	Non U.S. Companies
3,000	Atlantica Sustainable Infrastructure plc	$81,239	$111,660

	Natural Gas Integrated — 2.5%
	Non U.S. Companies
80,000	Snam SpA	288,733	462,443
1,100	TC Energy Corp.	57,893	54,472

	U.S. Companies
30,000	Kinder Morgan Inc.	449,682	546,900
61,000	National Fuel Gas Co.	2,801,353	3,187,250
4,000	ONEOK Inc.	7,401	222,560
		3,605,062	4,473,625
	Natural Gas Utilities — 2.4%
	Non U.S. Companies
1,500	Enagas SA	37,053	34,656
1,000	Engie SA	15,461	13,700
9,800	Engie SA, ADR	245,743	135,240
16,000	Italgas SpA	72,388	104,574
101,000	National Grid plc	1,201,440	1,286,480
15,700	National Grid plc, ADR	982,056	1,003,858

	U.S. Companies
6,000	Atmos Energy Corp.	148,311	576,660
1,700	Chesapeake Utilities Corp.	47,855	204,561
1,300	ONE Gas Inc.	32,391	96,356
10,000	Southwest Gas Holdings Inc.	381,768	661,900
2,000	Spire Inc.	70,415	144,540
		3,234,881	4,262,525
	Natural Resources — 0.3%
	Non U.S. Companies
12,000	Cameco Corp.	119,302	230,160
200	Linde plc.	42,364	57,820
	U.S. Companies	64,285	86,520
4,000	APA Corp.
2,000	Diamondback Energy Inc.	77,805	187,780
		303,756	562,280
	Oil — 0.6%
	Non U.S. Companies
14,000	BP plc, ADR	447,292	369,880
3,000	PetroChina Co. Ltd., ADR	123,789	147,090
10,000	Petroleo Brasileiro SA, ADR	83,744	122,300
8,000	Royal Dutch Shell plc, Cl. A, ADR	332,634	323,200

	U.S. Companies
1,000	ConocoPhillips	28,509	60,900
		1,015,968	1,023,370

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Services — 2.5%
	Non U.S. Companies
1,000	ABB Ltd.	$23,096	$33,926
35,000	ABB Ltd., ADR	701,409	1,189,650
23,000	Enbridge Inc.	485,412	920,920
5,726	First Sensor AG	181,141	289,916

	U.S. Companies
29,500	AZZ Inc.	1,095,352	1,527,510
20,000	Halliburton Co.	344,278	462,400
		2,830,688	4,424,322

	Water — 1.8%
	Non U.S. Companies
1,500	Cia de Saneamento de Minas Gerais-COPASA	8,100	4,656
5,000	Consolidated Water Co. Ltd.	60,554	58,650
2,000	Fluidra SA	24,136	79,327
34,000	Severn Trent plc	893,655	1,176,275
35,000	United Utilities Group plc	346,011	471,761

	U.S. Companies
500	Artesian Resources Corp., Cl. A	18,961	18,385
5,400	California Water Service Group	76,295	299,916
8,000	Essential Utilities Inc.	95,796	365,600
40,000	Fluence Corp. Ltd.†	9,946	5,700
4,000	Middlesex Water Co.	75,033	326,920
7,000	SJW Group	164,996	443,100
		1,773,483	3,250,290

	TOTAL ENERGY AND UTILITIES	48,152,472	71,044,828
	.
	OTHER — 28.4%
	Aerospace — 0.4%
	Non U.S. Companies
100,000	Rolls-Royce Holdings plc†	174,576	136,836

	U.S. Companies
12,000	AAR Corp.†	338,309	465,000
		512,885	601,836
	Automotive — 1.1%
	Non U.S. Companies
350	Ferrari NV	13,358	72,117
8,000	Traton SE	253,975	253,656

	U.S. Companies
38,000	Navistar International Corp.†	1,684,300	1,691,000
		1,951,633	2,016,773
			Market
Shares		Cost	Value
	Building and Construction — 1.4%
	Non U.S. Companies
500	Acciona SA	$25,414	$75,473
1,700	Sika AG	256,442	555,796
27,000	Vantage Towers AG†	781,267	869,534

	U.S. Companies
4,000	Arcosa Inc.	101,624	234,960
10,000	US Concrete Inc.†	738,400	738,000
		1,903,147	2,473,763

	Business Services — 1.6%
	Non U.S. Companies
46,000	JCDecaux SA†	1,280,366	1,275,250
140,000	Sistema PJSC FC, GDR	474,533	1,204,000

	U.S. Companies
10,000	Diebold Nixdorf Inc.†	93,138	128,400
7,500	Macquarie Infrastructure Corp.	219,745	287,025
		2,067,782	2,894,675

	Computer Software and Services — 0.9%
	Non U.S. Companies
3,600	Prosus NV	354,116	352,040
2,000	Tencent Holdings Ltd.	86,904	150,432

	U.S. Companies
2,200	Global Payments Inc.	326,193	412,588
10,500	Talend SA, ADR†	686,073	688,800
		1,453,286	1,603,860

	Consumer Products — 2.5%
	Non U.S. Companies
16,000	Essity AB, Cl. B	478,025	530,585
500	Ferguson plc	44,684	69,511
1,500	Salvatore Ferragamo SpA†	24,778	32,095
5,000	Scandinavian Tobacco Group A/S	59,584	102,053
430,000	Swedish Match AB	1,859,335	3,666,865
		2,466,406	4,401,109

	Consumer Services — 0.6%
	U.S. Companies
30,000	Matthews International Corp., Cl. A	758,823	1,078,800

	Diversified Industrial— 1.0%
	Non U.S. Companies
46,000	Ardagh Group SA	781,996	1,127,920
600	Sulzer AG	61,528	82,875

	U.S. Companies
23,000	Trinity Industries Inc.	477,055	618,470
		1,320,579	1,829,265

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Electronics — 1.8%
	Non U.S. Companies
7,000	Kyocera Corp.	$423,529	$432,747
1,000	Signify NV	34,849	63,248
26,000	Sony Group Corp., ADR	1,019,964	2,527,720

	U.S. Companies
400	Hubbell Inc.	58,570	74,736
		1,536,912	3,098,451
	Entertainment — 2.4%
	Non U.S. Companies
95,000	Grupo Televisa SAB, ADR	1,030,837	1,356,600
24,000	Manchester United plc, Cl. A	422,430	364,560
2,000	Naspers Ltd., Cl. N	447,122	419,915
44,000	Vivendi SE	1,168,651	1,478,061

	U.S. Companies
16,000	Fox Corp., Cl. B	521,550	563,200
		3,590,590	4,182,336
	Financial Services — 4.3%
	Non U.S. Companies
4,500	Brookfield Asset Management Inc., Cl. A	30,437	229,410
31	Brookfield Asset Management Reinsurance Partners Ltd., Cl. A†	1,643	1,613
55,000	Commerzbank AG†	292,033	390,124
50,000	Credit Suisse Group AG	628,044	523,750
20,000	Credit Suisse Group AG, ADR	239,733	209,800
8,000	Deutsche Bank AG†	59,019	104,640
65,000	GAM Holding AG†	266,359	141,205
15,000	Janus Henderson Group plc	327,472	582,150
10,000	Kinnevik AB, Cl. A	264,223	452,904
135,000	Orascom Financial Holding SAE†	17,937	2,563
100,000	Resona Holdings Inc.	498,028	384,536
30,000	UBS Group AG	352,414	460,200
30,000	UBS Group AG	355,170	459,119

	U.S. Companies
7,500	AllianceBernstein Holding LP	173,775	349,200
20,000	Bank of America Corp.	513,699	824,600
500	M&T Bank Corp.	56,274	72,655
15,000	The Bank of New York Mellon Corp.	599,004	768,450
1,600	The Goldman Sachs Group Inc.	266,174	607,248
17,900	UGI Corp.	760,582	828,949
			Market
Shares		Cost	Value
4,000	Wells Fargo & Co.	$112,788	$181,160
		5,814,808	7,574,276
	Food and Beverage — 5.1%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG
3,000	Chr. Hansen Holding A/S	114,931	270,759
45,000	Davide Campari-Milano NV	215,405	602,687
7,500	Diageo plc, ADR	844,336	1,437,675
5,000	Fomento Economico Mexicano SAB de CV, ADR	394,102	422,550
6,500	Heineken NV	461,123	787,694
700	Kerry Group plc, Cl. A	83,898	97,196
3,000	Kikkoman Corp.	148,209	197,939
55,000	Maple Leaf Foods Inc.	1,144,121	1,141,618
10,000	Nestlé SA	718,339	1,245,285
2,000	Pernod Ricard SA	223,358	443,945
2,000	Remy Cointreau SA	239,935	412,878
1,000	Yakult Honsha Co. Ltd.	51,696	56,618

	U.S. Companies
10,000	McCormick & Co. Inc., Non- Voting	352,793	883,200
		5,546,187	9,094,397
	Health Care — 0.4%
	U.S. Companies
17,500	Pfizer Inc.	648,353	685,300
2,000	PPD Inc.†	92,398	92,180
		740,751	777,480
	Hotels and Gaming — 1.0%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	143,064	93,144
460,000	Mandarin Oriental International Ltd.†	777,273	920,000
370,000	The Hongkong & Shanghai Hotels Ltd.†	435,755	389,333

	U.S. Companies
2,000	Churchill Downs Inc.	171,520	396,520
		1,527,612	1,798,997
	Machinery — 2.0%
	Non U.S. Companies
185,000	CNH Industrial NV	1,604,980	3,093,200

	U.S. Companies
3,000	Xylem Inc.	127,377	359,880
		1,732,357	3,453,080

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Specialty Chemicals — 1.7%
	Non U.S. Companies
6,000	Axalta Coating Systems Ltd.†	$138,344	$182,940
600	Givaudan SA	1,516,339	2,790,381

	U.S. Companies
300	Air Products and Chemicals Inc.	71,064	86,304
		1,725,747	3,059,625

	Transportation — 0.2%
	U.S. Companies
4,500	GATX Corp.	165,721	398,115

	TOTAL OTHER	34,815,226	50,336,838
	.
	COMMUNICATIONS — 17.1%
	Cable and Satellite — 6.0%
	Non U.S. Companies
11,000	Cogeco Inc.	261,408	853,130
100,000	ITV plc†	188,271	173,674
27,100	Liberty Global plc, Cl. A†	563,112	736,036
44,000	Liberty Global plc, Cl. C†	801,618	1,189,760
30,000	Liberty Latin America Ltd., Cl. A†	417,184	415,800
3,632	Liberty Latin America Ltd., Cl. C†	25,925	51,211
45,000	Rogers Communications Inc., Cl. B	1,898,796	2,391,300
6,000	Shaw Communications Inc., Cl. B	170,964	173,814

	U.S. Companies
200	Charter Communications Inc., Cl. A†	42,288	144,290
16,000	Comcast Corp., Cl. A	450,552	912,320
37,000	DISH Network Corp., Cl. A†	827,614	1,546,600
6,000	EchoStar Corp., Cl. A†	122,586	145,740
168	Liberty Broadband Corp., Cl. B†	8,321	28,365
85,000	WideOpenWest Inc.†	638,059	1,760,350
		6,416,698	10,522,390

	Telecommunications — 9.4%
	Non U.S. Companies
37,000	BCE Inc.	1,429,769	1,824,840
140,000	BT Group plc, Cl. A†	455,902	375,704
44,000	Deutsche Telekom AG	786,512	929,306
56,000	Deutsche Telekom AG, ADR	915,070	1,190,560
60,000	Euskaltel SA	792,057	781,172
465,000	Koninklijke KPN NV	1,371,180	1,452,318
			Market
Shares		Cost	Value
12,000	Maroc Telecom	$193,061	$184,977
95,000	Orange Belgium SA	2,504,344	2,131,267
5,000	Orange SA, ADR	59,301	57,200
27,000	Orascom Investment Holding, GDR	20,022	810
60,000	Pharol SGPS SA†	9,134	7,186
8,000	Proximus SA	178,511	154,527
1,200	Swisscom AG	384,765	685,047
2,000	Swisscom AG, ADR	88,550	114,455
40,000	Telecom Italia SpA	31,273	19,868
13,500	Telefonica Brasil SA, ADR	199,291	114,750
45,000	Telefonica Deutschland Holding AG	216,897	118,723
72,791	Telefonica SA, ADR	332,588	342,118
70,000	Telekom Austria AG	606,149	597,618
25,000	Telenet Group Holding NV	1,114,322	940,893
5,000	TELUS Corp.	77,636	112,133
300,000	VEON Ltd., ADR†	710,574	549,000

	U.S. Companies
7,000	AT&T Inc.	218,596	201,460
6,000	Loral Space & Communications Inc.	126,420	233,100
60,000	Lumen Technologies Inc.	842,169	815,400
10,000	Shenandoah Telecommunications Co.	435,830	485,100
15,000	Telephone and Data Systems Inc.	302,656	339,900
1,000	T-Mobile US Inc.†	22,694	144,830
32,000	Verizon Communications Inc.	1,352,836	1,792,960
		15,778,109	16,697,222

	Wireless Communications — 1.7%
	Non U.S. Companies
3,000	America Movil SAB de CV, Cl. L, ADR	43,420	45,000
5,000	Infrastrutture Wireless Italiane SpA	53,486	56,394
20,000	Millicom International Cellular SA, SDR†	978,899	791,765
6,000	Mobile TeleSystems PJSC, ADR	64,059	55,560
6,000	SK Telecom Co. Ltd., ADR	137,159	188,460
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	136,221	93,400
75,000	Vodafone Group plc, ADR	1,485,106	1,284,750

	U.S. Companies
4,000	Anterix Inc.†	155,386	239,960

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
	U.S. Companies (Continued)
8,000	United States Cellular Corp.†	$276,572	$290,480
		3,330,308	3,045,769

	TOTAL COMMUNICATIONS	25,525,115	30,265,381

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	66,531	120,900

	ENVIRONMENTAL SERVICES — 0.0%
	Water — 0.0%
	U.S. Companies
1,500	Evoqua Water Technologies Corp.†	17,487	50,670

	DIVERSIFIED INDUSTRIAL — 0.0%
	Electronics — 0.0%
	U.S. Companies
100	Roper Technologies Inc.	25,045	47,020

	TOTAL COMMON STOCKS	108,601,876	151,865,637

	CLOSED-END FUNDS— 0.1%
10,000	Altaba Inc., Escrow†	103,000	145,500

	RIGHTS— 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia,CVR†(a)	22,989	0

	WARRANTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	7,425	20,865
			Market
Shares		Cost	Value
	Services — 0.0%
	Non U.S. Companies
2,850	Weatherford International plc, expire 12/13/23†	$0	$1,254

	TOTAL ENERGY AND UTILITIES	7,425	22,119

	TOTAL WARRANTS.	7,425	22,119

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	OTHER — 0.0%
	Financial Services — 0.0%
	Non U.S. Companies

$25,000	Credit Suisse Group Guernsey VII Ltd., 3.000%, 11/12/21(b)	27,507	30,427

	U.S. GOVERNMENT OBLIGATIONS — 14.2%
25,252,000	U.S. Treasury Bills, 0.002% to 0.055%††, 07/08/21 to 12/09/21	25,249,020	25,248,606

TOTAL INVESTMENTS — 100.0%		$134,011,817	177,312,289
Other Assets and Liabilities (Net)			217,666

PREFERRED SHARES
(1,290,558 preferred shares outstanding)			(64,527,900)

NET ASSETS — COMMON SHARES
(5,374,372 common shares outstanding)			$113,002,055

NET ASSET VALUE PER COMMON SHARE
($113,002,055 ÷ 5,374,372 shares outstanding)			$21.03

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

	% of Total	Market
Geographic Diversification	Investments	Value
United States	53.0%	$94,007,949
Europe	34.7	61,571,947
Canada	5.8	10,317,513
Japan	2.7	4,698,538
Asia/Pacific	2.1	3,675,309
Latin America	1.4	2,432,769
South Africa	0.2	419,914
Africa/Middle East	0.1	188,350
Total Investments	100.0%	$177,312,289

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $134,011,817)	$177,312,289
Foreign currency, at value (cost $18,969)	18,899
Cash	12,617
Receivable for investments sold	184,264
Dividends and interest receivable	482,704
Deferred offering expense	62,368
Prepaid expenses	2,543
Total Assets	178,075,684
Liabilities:
Distributions payable	35,804
Payable for investments purchased	253,975
Payable for investment advisory fees	74,017
Payable for payroll expenses	17,503
Payable for accounting fees	3,750
Payable for shareholder services fees	71,129
Payable for shareholder communications	47,534
Payable for legal and audit fees	36,634
Other accrued expenses	5,383
Total Liabilities	545,729
Preferred Shares:
Series A Cumulative Preferred Shares (3.800%, $50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 32,529 shares issued and outstanding)	1,626,450
Series B Cumulative Preferred Shares (4.000%, $50 liquidation value, 1,370,433 shares authorized with 1,258,029 shares issued and outstanding)	62,901,450
Total Preferred Shares	64,527,900
Net Assets Attributable to Common Shareholders	$113,002,055
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$72,630,136
Total distributable earnings	40,371,919
Net Assets	$113,002,055
Net Asset Value per Common Share:
($113,002,055 ÷ 5,374,372 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$21.03

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $167,238)	$2,224,016
Non-cash dividends	200,689
Interest	10,804
Total Investment Income	2,435,509
Expenses:
Investment advisory fees	436,919
Payroll expenses	74,710
Shelf offering expense	50,518
Shareholder communications expenses	50,119
Legal and audit fees	35,877
Trustees’ fees	29,906
Shareholder services fees	23,914
Custodian fees	23,591
Accounting fees	22,500
Interest expense	51
Miscellaneous expenses	30,073
Total Expenses	778,178
Less:
Expenses paid indirectly by broker (See Note 3)	(1,147)
Net Expenses	777,031
Net Investment Income	1,658,478
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	1,939,813
Net realized gain on foreign currency transactions	4,061
Net realized gain on investments and foreign currency transactions	1,943,874
Net change in unrealized appreciation/depreciation:
on investments	9,265,044
on foreign currency translations	(7,111)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,257,933
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	11,201,807
Net Increase in Net Assets Resulting from Operations	12,860,285
Total Distributions to Preferred Shareholders	(1,289,077)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$11,571,208

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020

Operations:
Net investment income	$1,658,478		$2,132,361
Net realized gain/(loss) on investments and foreign currency transactions	1,943,874		(2,658,590)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,257,933		4,439,859
Net Increase in Net Assets Resulting from Operations	12,860,285		3,913,630
Distributions to Preferred Shareholders:
Accumulated earnings	(1,289,077	)*	(2,259,204)
Return of capital	—		(321,889)
Total Distributions to Preferred Shareholders	(1,289,077)		(2,581,093)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	11,571,208		1,332,537

Distributions to Common Shareholders:
Accumulated earnings	(2,095,752	)*	—
Return of capital	(1,128,481	)*	(6,446,351)

Total Distributions to Common Shareholders	(3,224,233)		(6,446,351)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	17,157		64,355
Net increase in net assets from repurchase of preferred shares	5,898		—
Net Increase in Net Assets from Fund Share Transactions	23,055		64,355

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	8,370,030		(5,049,459)

Net Assets Attributable to Common Shareholders:
Beginning of year	104,632,025		109,681,484
End of period	$113,002,055		$104,632,025

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Operating Performance:
Net asset value, beginning of year	$19.47		$20.43	$18.75	$22.43	$19.83	$19.57
Net investment income	0.31	(a)	0.40	0.57	0.58	0.62	0.78
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.09		0.32	3.13	(2.15)	3.65	1.11
Total from investment operations	2.40		0.72	3.70	(1.57)	4.27	1.89
Distributions to Preferred Shareholders:
(b)	(0.11	)*	(0.42)	(0.29)	(0.12)	(0.18)	(0.24)
Net investment income
Net realized gain	(0.13	)*	—	(0.54)	(0.16)	(0.29)	(0.19)
Return of capital	—		(0.06)	—	—	—	—
Total distributions to preferred shareholders	(0.24)		(0.48)	(0.83)	(0.28)	(0.47)	(0.43)
Net Increase/(Decrease) in Net Assets
Attributable to Common Shareholders
Resulting from Operations	2.16		0.24	2.87	(1.85)	3.80	1.46
Distributions to Common Shareholders:
Net investment income	(0.17	)*	—	(0.27)	(0.49)	(0.44)	(0.59)
Net realized gain	(0.22	)*	—	(0.52)	(0.64)	(0.76)	(0.49)
Return of capital	(0.21	)*	(1.20)	(0.41)	(0.07)	—	(0.12)
Total distributions to common shareholders	(0.60)		(1.20)	(1.20)	(1.20)	(1.20)	(1.20)
Fund Share Transactions:
Increase in net asset value from common shares issued upon reinvestment of distributions	0.00	(c)	—	—	—	—	—
Increase in net asset value from repurchase of preferred shares	0.00	(c)	—	0.01	0.00 (c)	—	—
Offering expenses charged to paid-in capital	—		—	0.00 (c)	(0.08)	—	—
Decrease in net asset value from
common shares issued in rights offering	—		—	—	(0.55)	—	—
Total Fund share transactions	0.00	(c)	—	0.01	(0.63)	—	—
Net Asset Value Attributable to Common
Shareholders, End of Period	$21.03		$19.47	$20.43	$18.75	$22.43	$19.83
NAV total return (d)	11.16%		2.33%	15.83%	(8.86)%	19.59%	7.53%
Market value, end of period	$20.90		$18.42	$18.88	$16.10	$21.30	$16.80
Investment total return (e)	16.91%		4.86%	25.09%	(16.74)%	34.83%	7.81%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$177,530		$169,245	$174,294	$165,875	$143,533	$132,847
Net assets attributable to common shares, end of period (in 000’s)	$113,002		$104,632	$109,681	$100,655	$92,229	$81,543
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.01	%(a)(f)	2.29%	2.90%	2.73%	2.88%	3.83%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2021		Year Ended December 31,
	(Unaudited)		2020		2019		2018		2017	2016
Ratio of operating expenses to average net assets attributable to common shares (g)(h)	1.41	%(f)(i)	1.39	%(i)	1.33	%(i)	1.33	%(i)	1.34%	1.39	%(j)
Portfolio turnover rate	6%		27%		71%		13%		9%	22%

Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$1,626		$1,711		$1,711		$2,319		$51,304	$51,304
Total shares outstanding (in 000’s)	33		34		34		46		1,026	1,026
Liquidation preference per share	$50.00		$50.00		$50.00		$50.00		$50.00	$50.00
Average market value (k)	$45.94		$45.94		$46.84		$49.10		$50.90	$51.17
Asset coverage per share (l)	$137.56		$130.97		$134.88		$127.17		$139.88	$129.47

Series B Preferred
Liquidation value, end of period (in 000’s).	$62,901		$62,901		$62,901		$62,901		—	—
Total shares outstanding (in 000’s)	1,258		1,258		1,258		1,258		—	—
Liquidation preference per share	$50.00		$50.00		$50.00		$50.00		—	—
Average market value (k)	$52.07		$51.66		$52.15		$51.32		—	—
Asset coverage per share (l)	$137.56		$130.97		$134.88		$127.17		—	—
Asset Coverage (m)	275%		262%		270%		254%		280%	259%

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Includes income resulting from special dividends. Without these dividends, the per share income amount would have been 0.27, and the net investment income ratio would have been 2.64%.

(b)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

(e)	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

(f)	Annualized.

(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.

(h)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2021, and the years ended December 31, 2020, 2019, 2018, 2017, and 2016, would have been 0.89%, 0.82%, 0.83%, 1.00%, 0.85%, and 0.86%, respectively.

(i)	The Fund incurred interest expense during the six months ended June 30, 2021 and years ended December 31, 2019 and 2018. If expense had not been incurred, the expense ratios would have been 1.41%, 1.32%, and 1.31% attributable to common shares and 0.85%, 0.82%, and 0.99% including liquidation of preferred shares, respectively. For the years ended December 31, 2017, and 2016, there was no impact on the expense ratios.

(j)	During the year ended December 31, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement been included in 2016, the expense ratios would have been 1.18% attributable to common shares and 0.73% including liquidation value of preferred shares.

(k)	Based on weekly prices.

(l)	Asset coverage per share is calculated by combining all series of preferred shares.

(m)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Utility & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs (a)	at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Cable and Satellite	$10,494,025	$28,365	—	$10,522,390
Other Industries (b)	19,742,991	—	—	19,742,991
Diversified Industrial (b)	47,020	—	—	47,020
Energy and Utilities (b)	71,044,828	—	—	71,044,828
Environmental Services (b)	50,670	—	—	50,670
Independent Power Producers and
Energy Traders (b)	120,900	—	—	120,900
Other (b)	50,336,838	—	—	50,336,838
Total Common Stocks	151,837,272	28,365	—	151,865,637
Closed-End Funds	—	145,500	—	145,500
Rights (b)	—	—	$0	0
Warrants (b)	22,119	—	—	22,119
Convertible Corporate Bonds (b)	—	30,427	—	30,427
U.S. Government Obligations	—	25,248,606	—	25,248,606
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$151,859,391	$25,452,898	$0	$177,312,289

(a)	Level 3 securities are valued at last available closing price. The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2021, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2021, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. For the six months ended June 30, 2021, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2021 the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 3.800% Series A Cumulative Preferred Shares (Series A Preferred) and 4.000% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	—	$2,259,204
Return of capital	$6,446,351	321,889
Total distributions paid	$6,446,351	$2,581,093

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2020, the Fund had net long term capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$756,281
Long term capital loss carryforward with no expiration	1,394,061
Total Capital Loss Carryforwards	$2,150,342

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$134,874,996	$46,668,992	$(4,231,699)	$42,437,293

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2021, the Fund paid $549 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,147.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During six months ended June 30, 2021, the Fund accrued $74,710 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $10,271,240 and $8,852,508, respectively.

5.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021 and the year ended December 31, 2020, the Fund did not repurchase and retire any common shares in the open market.

For the six months ended June 30, 2021 and the year ended December 31, 2020, transactions in common stock were as follows:

Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	794	$17,157	4,252	$64,355

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On May 24, 2021, the Fund filed a shelf registration in the amount of $165 million. As of June 30, 2021, the shelf registration had not been declared effective by the SEC.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2021, the Fund repurchased and retired 1,700 of the Series A Preferred Shares in the open market at an investment of $79,103 and an average discount of approximately 7.49% from its liquidation preference.

The Series B Preferred paid distributions quarterly at an annualized dividend rate of 7.00% of the $50 per share liquidation preference for the quarterly dividend periods ending on or prior to December 26, 2019 (Year 1). During the last dividend period of Year 1, the Board determined that the dividend rate for the next eight quarterly dividend periods (Year 2 and Year 3) will be 4.00%. During the last dividend period occurring in Year 3, the Board will determine and publicly announce at least 30 days prior to the end of such dividend period a fixed annual dividend rate that will apply for all remaining dividend periods. The reset dividend rate will be determined by the Board or a committee thereof in its sole discretion, and such rate will be at least 200 basis points over the yield of the ten year U.S. Treasury Note at the date of determination, but in no case will such rate be less than an annualized rate of 4.00% nor greater than an annualized rate of 7.00%. The Series B may be put back to the Fund during the 30 day period prior to each of December 26, 2021 and December 26, 2023 at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, and redeemed by the Fund, at its option, at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, at any time commencing on December 26, 2023.

The following table summarizes Cumulative Preferred Stock information:

			Number of
			Shares			Dividend	Accrued
			Outstanding at		2021 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	6/30/2021	Net Proceeds	Rate Range	6/30/2021	6/30/2021
A 3.800%	April 11, 2013	1,200,000	32,529	$70,286,465	Fixed Rate	3.800%	$859
B 4.000%	December 19, 2018	1,370,433	1,258,029	84,586,957	Fixed Rate	4.000%	$34,945

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

6.  Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders, voting together as a single class, elected Calgary Avansino and Salvatore M. Salibello as Trustees of the Fund, with 5,340,330 votes and 5,342,050 cast in favor of these Trustees, and 193,849 votes and 192,129 withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected James P. Conn as a Trustee of the Fund, with 963,246 votes cast in favor of this Trustee and 111,962 votes withheld for this Trustee.

Vincent D. Enright, Leslie F. Foley, Michael J. Melarkey, Kuni Nakamura and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and MBA in Finance from Notre Dame.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA from the Wharton School of Business.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com GABELLI.COM

TRUSTEES

Calgary Avansino	OFFICERS
Former Chief Executive Officer,	Bruce N. Alpert
Glamcam	President

James P. Conn	John C. Ball
Former Managing Director &	Treasurer
Chief Investment Officer,
Financial Security Assurance	Peter Goldstein
Holdings LTD.	Secretary & Vice President

Vincent D. Enright	Richard J. Walz
Former Senior Vice President &	Chief Compliance Officer
Chief Financial Officer,
KeySpan Corp.	Adam E. Tokar
Vice President & Ombudsman
Leslie F. Foley
Attorney,	David I. Schachter
Addison Gallery of American Art	Vice President

Michael J. Melarkey	INVESTMENT ADVISER
Of Counsel,
McDonald Carano Wilson LLP	Gabelli Funds, LLC
One Corporate Center
Kuni Nakamura	Rye, New York 10580-1422
President,
Advanced Polymer, Inc.	CUSTODIAN

State Street Bank and Trust
Salvatore M. Salibello	Company
Senior Partner,
Bright Side Consulting	COUNSEL

Salvatore J. Zizza	Skadden, Arps, Slate, Meagher &
Chairman,	Flom LLP
Zizza & Associates Corp.
TRANSFER AGENT AND
REGISTRAR
Computershare Trust Company, N.A.

.

GLU Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective July 1, 2021, Mr. Jose Garza resigned as an employee of the Adviser, and Mr. Hendi Susanto was added to the Fund’s portfolio management team.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from M.I.T., and an MBA from the Wharton School of Business.

Information provided as of December 31, 2020

The table below shows the number of other accounts managed by the portfolio manager and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Hendi Susanto	Registered Investment Companies	3	$4.6 billion	2	$4.6 billion
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	15	$3.3 million	0	$0

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – N/A Preferred Series A – 400 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.52 Preferred Series B – N/A	Common – N/A Preferred Series A – 400 Preferred Series B – N/A	Common – 5,373,578 Preferred Series A – 34,229 - 400 = 33,829 Preferred Series B – 1,258,029
Month #2 02/01/2021 through 02/28/2021	Common – N/A Preferred Series A – 900 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.52 Preferred Series B – N/A	Common – N/A Preferred Series A – 900 Preferred Series B – N/A	Common – 5,373,578 Preferred Series A – 33,829 - 900 = 32,929 Preferred Series B – 1,258,029
Month #3 03/01/2021 through 03/31/2021	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,373,578 Preferred Series A – 32,929 Preferred Series B – 1,258,029
Month #4 04/01/2021 through 04/30/2021	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,373,578 Preferred Series A – 32,929 Preferred Series B – 1,258,029
Month #5 05/01/2021 through 05/31/2021	Common – N/A Preferred Series A – 400 Preferred Series B – N/A	Common – N/A Preferred Series A – $45.40 Preferred Series B – N/A	Common – N/A Preferred Series A – 400 Preferred Series B – N/A	Common – 5,374,372 Preferred Series A – 32,929 - 400 = 32,529 Preferred Series B – 1,258,029
Month #6 06/01/2021 through 06/30/2021	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,374,372 Preferred Series A – 32,529 Preferred Series B – 1,258,029
Total	Common – N/A Preferred Series A – 1,700 Preferred Series B – N/A	Common – N/A Preferred Series A – $45.84 Preferred Series B – N/A	Common – N/A Preferred Series A – 1,700 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $50.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.